Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventories Abstract
Finished goods	R$ 5,542,220	R$ 4,255,114
Raw materials, production inputs and packaging	1,578,523	1,715,757
Maintenance materials	465,684	365,803
Advances to suppliers	93,445	275,169
Imports in transit	838,099	74,670
Total	8,517,971	6,686,513
Current inventory	8,486,577	6,640,049
Noncurrent inventory	R$ 31,394	R$ 46,464